CONDENSED INTERIM CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
OPERATING ACTIVITIES
Net income (loss)	$ 19,016	$ (9,478)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	16	980
Equity in losses (earnings) of joint ventures	(9,359)	3,796
Changes in accrued interest income on advances to joint ventures and demand note	706	(579)
Amortization and write off of deferred debt issuance cost	1,296	2,399
Changes in accrued interest expense	(105)	1,006
Refundable value added tax on import	0	(26,298)
Net currency exchange losses (gains)	529	0
Unrealized loss (gain) on financial instruments	(113)	0
Other adjustments	(135)	0
Changes in working capital:
Restricted cash	12,012	0
Trade receivables	0	(6,276)
Unbilled construction contract income	0	52,246
Bunkers	0	(2,931)
Prepaid expenses and other receivables	2,011	(1,845)
Trade payables	287	424
Amounts due to owners and affiliates	(3,729)	8,202
Value added and withholding tax liability	(570)	9,963
Accrued liabilities and other payables	(3,135)	2,802
Net cash provided by (used in) operating activities	18,727	34,411
INVESTING ACTIVITIES
Expenditure for newbuildings and other equipment	(757)	(169,798)
Receipts from repayment of principal on advances to joint ventures	3,043	3,983
Receipts from repayment of principal on direct financing lease	1,425	0
(Increase) decrease in restricted cash	0	10,700
Net cash provided by (used in) investing activities	3,711	(155,115)
FINANCING ACTIVITIES
Proceeds from long-term debt	0	257,099
Repayment of long-term debt	(9,531)	0
Repayment of loans and promissory notes due to owners and affiliates	0	(46,741)
Contributions from (distributions to) owner	0	(10,962)
Customer loan for funding of value added liability on import	0	26,298
Payment of debt issuance cost	0	(8,236)
Cash distributions to unitholders	(17,761)	0
Proceeds from indemnifications received from Hoegh LNG	3,682	0
(Increase) decrease in restricted cash	68	0
Net cash provided by (used in) financing activities	(23,542)	217,458
Increase (decrease) in cash and cash equivalents	(1,104)	96,754
Cash and cash equivalents, beginning of period	30,477	108
Cash and cash equivalents, end of period	$ 29,373	$ 96,862